Guarantees, Commitments, and Contingencies - Non-Cancelable Purchase Obligations Maturity Schedule (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 40,283